Fair Value Measurements - Assets And Liabilities Measured On A Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets:
Money market funds	$ 1,806
Forward contracts included in prepaid expenses and other current assets (Note 6)		$ 22,676
DPP receivable included in prepaid expenses and other current assets (Note 2)		22,294
Total financial assets	1,806	44,970
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	3,370
Total financial liabilities	3,370
Level 1
Financial Assets:
Money market funds	1,806
Forward contracts included in prepaid expenses and other current assets (Note 6)		0
DPP receivable included in prepaid expenses and other current assets (Note 2)		0
Total financial assets	1,806	0
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	0
Total financial liabilities	0
Level 2
Financial Assets:
Money market funds	0
Forward contracts included in prepaid expenses and other current assets (Note 6)		22,676
DPP receivable included in prepaid expenses and other current assets (Note 2)		0
Total financial assets	0	22,676
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	3,370
Total financial liabilities	3,370
Level 3
Financial Assets:
Money market funds	0
Forward contracts included in prepaid expenses and other current assets (Note 6)		0
DPP receivable included in prepaid expenses and other current assets (Note 2)		22,294
Total financial assets	0	$ 22,294
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	0
Total financial liabilities	$ 0